Investments (Details Textuals 21) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Remaining years to repayment of long-term debt held by consolidated securitization entities	6 years
Consolidated Securitization Entities [Member]
Variable Interest Entity [Line Items]
Variable interest, maximum exposure to loss in consolidated securitization entities	$ 172	$ 201
Long-term debt held by consolidated securitization entities, percentage range minimum	2.25%
Long-term debt held by consolidated securitization entities, percentage range maximum	5.57%
Interest expense on long-term debt held by consolidated securitization entities	$ 324	$ 411